Prepayments and Other Assets - Summary of Prepayment and Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current:
Service tax and other tax receivables	$ 6,569	$ 8,029
Deferred transition cost	571	423
Employee receivables	1,099	1,215
Advances to suppliers	2,877	2,087
Prepaid expenses	7,994	8,819
Restricted cash, held in escrow (Refer Note 4(c))	1,535	1,611
Other assets	4,202	5,201
Total	24,847	27,385
Non-current:
Deposits	8,708	7,569
Income tax assets	12,595	10,202
Service tax and other tax receivables	11,410	6,236
Deferred transition cost	2,467	365
Restricted cash, held in escrow (Refer Note 4(c))	1,535	3,222
Others assets	5,673	4,350
Total	$ 42,388	$ 31,944